Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed on August 9, 2022, Shift Technologies, Inc., a Delaware corporation (the “Company,” “Shift,” “we” or “us”) , and Shift Remarketing Operations, Inc., a Delaware corporation and direct wholly owned subsidiary of Shift (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with CarLotz, Inc., a Delaware corporation (“CarLotz”), pursuant to which, among other things and subject to the terms and conditions contained therein, Merger Sub would be merged with and into CarLotz, with CarLotz continuing as the surviving corporation and as a direct wholly owned subsidiary of Shift (the “Merger”).
Document Period End Date	Dec. 09, 2022
Entity File Number	001-38839
Entity Registrant Name	SHIFT TECHNOLOGIES, INC.
Entity Central Index Key	0001762322
Entity Tax Identification Number	82-5325852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	290 Division Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	855
Local Phone Number	575-6739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false